Nature of Operations and Business Activities (Detail Textuals) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Mar. 31, 2019	Oct. 05, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2016
Nature Of Operations And Business Activities [Line Items]
Accumulated deficit	$ (37,025,334)		$ (33,225,107)	$ (14,030,871)
Stockholders' deficit	(16,402,461)	$ (10,155,120)	(15,562,252)	(3,569,506)	$ (11,641,442)	$ (27,864,191)		$ (8,245,279)	$ (5,753,979)	$ (2,914,235)
Working capital deficit	(12,540,955)		(13,985,284)
Cash and cash equivalents	1,319,360	1,058,438	1,853,373	259,955
Proceeds from convertible multi-draw credit agreement	3,990,699		1,946,293
Net cash used in operating activities	$ (4,524,712)	$ (2,928,857)	(3,943,014)	$ (3,331,285)
Aggregate gross proceeds			900,000
Emerald Financing
Nature Of Operations And Business Activities [Line Items]
Proceeds from Emerald Financing			3,250,000
Aggregate gross proceeds			$ 400,000
Emerald Financing | Multi-Draw Credit Agreement
Nature Of Operations And Business Activities [Line Items]
Maximum borrowing capacity							$ 20,000,000
Principal amounts of borrowing capacity							$ 250,000